Schedule of Parameters Used in Computation Stock Options (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	45.00%	45.00%	45.00%	45.00%
Expected volatility, minimum					40.00%
Expected volatility, maximum					45.00%
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%
Expected term (in years)	6 years 11 days	6 years 22 days		6 years 1 month 10 days
Risk free rate	1.37%	1.81%
Risk free rate, minimum			1.55%	1.15%	0.61%
Risk free rate, maximum			2.02%	2.64%	2.64%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)			5 years 9 months 22 days		5 years 3 months 11 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)			6 years 1 month 10 days		6 years 1 month 10 days